Cover Page	12 Months Ended
Oct. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	BANK OF NOVA SCOTIA
Entity Central Index Key	0000009631
Current Fiscal Year End Date	--10-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	1,244,435,686
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity File Number	002-09048
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	true
Document Annual Report	true
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	40 Temperance Street
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5H 0B4
City Area Code	416
Local Phone Number	866-3672
Title of 12(b) Security	Common Shares
Trading Symbol	BNS
Security Exchange Name	NYSE
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Toronto, ON, Canada
Business Contact [Member]
Document Information [Line Items]
Entity Address, State or Province	NY
Entity Address, Address Line One	The Bank of Nova Scotia
Entity Address, Address Line Two	250 Vesey Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10281
City Area Code	212
Local Phone Number	225-5000
Contact Personnel Name	Hector Becil